Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Dec. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
13.	Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the nine months ended December 31, 2021 and 2022, are as follows:

	Nine months ended December 31, 2021
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2021	¥(16,208)	¥558	¥(21,073)	¥(36,456)	¥(11,471)	¥(84,650)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(6,411) million	16,680					16,680
Reclassification adjustment included in net income, net of tax of ¥1,392 million	(4,107)					(4,107)
Debt valuation adjustments, net of tax of ¥12 million		(32)				(32)
Reclassification adjustment included in net income, net of tax of ¥9 million		(22)				(22)
Defined benefit pension plans, net of tax of ¥57 million			(110)			(110)
Reclassification adjustment included in net income, net of tax of ¥(114) million			276			276
Foreign currency translation adjustments, net of tax of ¥2,997 million				39,553		39,553
Reclassification adjustment included in net income, net of tax of ¥(378) million				799		799
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(1,163) million					4,427	4,427
Reclassification adjustment included in net income, net of tax of ¥(458) million					1,259	1,259

Total other comprehensive income (loss)	12,573	(54)	166	40,352	5,686	58,723

Transaction with noncontrolling interests	0	0	0	(1,472)	(3)	(1,475)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	(1)	1,673	295	1,967

Balance at December 31, 2021 *	¥(3,635)	¥504	¥(20,906)	¥751	¥(6,083)	¥(29,369)

*	As of December 31, 2021, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Nine months ended December 31, 2022
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2022	¥(72,892)	¥221	¥(8,072)	¥61,914	¥2,788	¥(16,041)

Net unrealized gains (losses) on investment in securities, net of tax of ¥69,092 million	(181,083)					(181,083)
Reclassification adjustment included in net income, net of tax of ¥465 million	(1,300)					(1,300)
Debt valuation adjustments, net of tax of ¥(7) million		21				21
Reclassification adjustment included in net income, net of tax of ¥3 million		(9)				(9)
Defined benefit pension plans, net of tax of ¥39 million			(54)			(54)
Reclassification adjustment included in net income, net of tax of ¥49 million			(138)			(138)
Foreign currency translation adjustments, net of tax of ¥5,849 million				105,084		105,084
Reclassification adjustment included in net income, net of tax of ¥(977) million				2,246		2,246
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(6,060) million					22,216	22,216
Reclassification adjustment included in net income, net of tax of ¥343 million					(1,039)	(1,039)

Total other comprehensive income (loss)	(182,383)	12	(192)	107,330	21,177	(54,056)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	(2)	3,857	1,963	5,818

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	2	0	2

Balance at December 31, 2022 *	¥(255,275)	¥233	¥(8,262)	¥165,385	¥22,002	¥(75,917)

*	As of December 31, 2022, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the three months ended December 31, 2021 and 2022, are as follows:

	Three months ended December 31, 2021
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at September 30, 2021	¥(7,888)	¥497	¥(20,923)	¥(22,139)	¥(9,369)	¥(59,822)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(2,058) million	4,302					4,302
Reclassification adjustment included in net income, net of tax of ¥188 million	(49)					(49)
Debt valuation adjustments, net of tax of ¥(5) million		14				14
Reclassification adjustment included in net income, net of tax of ¥3 million		(7)				(7)
Defined benefit pension plans, net of tax of ¥33 million			(72)			(72)
Reclassification adjustment included in net income, net of tax of ¥(40) million			89			89
Foreign currency translation adjustments, net of tax of ¥4,338 million				25,173		25,173
Reclassification adjustment included in net income, net of tax of ¥(111) million				247		247
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(1,099) million					4,079	4,079
Reclassification adjustment included in net income, net of tax of ¥135 million					(563)	(563)

Total other comprehensive income	4,253	7	17	25,420	3,516	33,213

Transaction with noncontrolling interests	0	0	0	(1,472)	(3)	(1,475)

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	0	1,058	227	1,285

Balance at December 31, 2021 *	¥(3,635)	¥504	¥(20,906)	¥751	¥(6,083)	¥(29,369)

*	As of December 31, 2021, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Three months ended December 31, 2022
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at September 30, 2022	¥(216,759)	¥281	¥(8,390)	¥239,035	¥19,847	¥34,014

Net unrealized gains (losses) on investment in securities, net of tax of ¥15,067 million	(38,088)					(38,088)
Reclassification adjustment included in net income, net of tax of ¥173 million	(428)					(428)
Debt valuation adjustments, net of tax of ¥18 million		(45)				(45)
Reclassification adjustment included in net income, net of tax of ¥1 million		(3)				(3)
Defined benefit pension plans, net of tax of ¥(42) million			171			171
Reclassification adjustment included in net income, net of tax of ¥16 million			(47)			(47)
Foreign currency translation adjustments, net of tax of ¥(21,294) million				(79,909)		(79,909)
Reclassification adjustment included in net income, net of tax of ¥(965) million				2,144		2,144
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(1,353) million					5,134	5,134
Reclassification adjustment included in net income, net of tax of ¥779 million					(2,488)	(2,488)

Total other comprehensive income (loss)	(38,516)	(48)	124	(77,765)	2,646	(113,559)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	(4)	(4,029)	491	(3,542)

Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(86)	0	(86)

Balance at December 31, 2022 *	¥(255,275)	¥233	¥(8,262)	¥165,385	¥22,002	¥(75,917)

*	As of December 31, 2022, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.
Amounts reclassified to net income from accumulated other comprehensive income (loss) in the nine months ended December 31, 2021 and 2022 are as follows:

	Nine months ended December 31, 2021
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥4,339	Gains on investment securities and dividends
Sales of debt securities	1,784	Life insurance premiums and related investment income
Amortization of debt securities	43	Finance revenues
Amortization of debt securities	(513)	Life insurance premiums and related investment income
Others	(154)	Write-downs of securities

	5,499	Total before income tax
	(1,392)	Income tax (expense) or benefit

	¥4,107	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥31	Life insurance costs

	31	Total before income tax
	(9)	Income tax (expense) or benefit

	¥22	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥303	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(692)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	(390)	Total before income tax
	114	Income tax (expense) or benefit

	¥(276)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(1,256)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	79	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(1,177)	Total before income tax
	378	Income tax (expense) or benefit

	¥(799)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(1,338)	Interest expense
Foreign exchange contracts	(247)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(132)	Interest expense/Other (income) and expense

	(1,717)	Total before income tax
	458	Income tax (expense) or benefit

	¥(1,259)	Net of tax

	Nine months ended December 31, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥119	Gains on investment securities and dividends
Sales of debt securities	1,261	Life insurance premiums and related investment income
Amortization of debt securities	369	Finance revenues
Amortization of debt securities	553	Life insurance premiums and related investment income
Others	(537)	Write-downs of securities

	1,765	Total before income tax
	(465)	Income tax (expense) or benefit

	¥1,300	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥12	Life insurance costs

	12	Total before income tax
	(3)	Income tax (expense) or benefit

	¥9	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥257	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(69)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	187	Total before income tax
	(49)	Income tax (expense) or benefit

	¥138	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(11,275)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	8,052	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3,223)	Total before income tax
	977	Income tax (expense) or benefit

	¥(2,246)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(134)	Interest expense
Foreign exchange contracts	0	Interest expense/Other (income) and expense
Foreign currency swap agreements	1,516	Interest expense/Other (income) and expense

	1,382	Total before income tax
	(343)	Income tax (expense) or benefit

	¥1,039	Net of tax

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the three months ended December 31, 2021 and 2022 are as follows:

Details about accumulated other comprehensive income components	Three months ended December 31, 2021
	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥162	Gains on investment securities and dividends
Sales of debt securities	369	Life insurance premiums and related investment income
Amortization of debt securities	(15)	Finance revenues
Amortization of debt securities	(166)	Life insurance premiums and related investment income
Others	(113)	Write-downs of securities and other

	237	Total before income tax
	(188)	Income tax (expense) or benefit

	¥49	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥10	Life insurance costs

	10	Total before income tax
	(3)	Income tax (expense) or benefit

	¥7	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥102	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(231)	See Note 16 “Pension Plans”
Amortization of transition obligation	(0)	See Note 16 “Pension Plans”

	(129)	Total before income tax
	40	Income tax (expense) or benefit

	¥(89)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	(358)	Interest expense

	(358)	Total before income tax
	111	Income tax (expense) or benefit

	¥(247)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(796)	Interest expense
Foreign exchange contracts	(123)	Interest expense/Other (income) and expense
Foreign currency swap agreements	1,617	Interest expense/Other (income) and expense

	698	Total before income tax
	(135)	Income tax (expense) or benefit

	¥563	Net of tax

	Three months ended December 31, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥102	Gains on investment securities and dividends
Sales of debt securities	450	Life insurance premiums and related investment income
Amortization of debt securities	207	Finance revenues
Amortization of debt securities	379	Life insurance premiums and related investment income
Others	(537)	Write-downs of securities and other

	601	Total before income tax
	(173)	Income tax (expense) or benefit

	¥428	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥4	Life insurance costs

	4	Total before income tax
	(1)	Income tax (expense) or benefit

	¥3	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥87	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(24)	See Note 16 “Pension Plans”
Amortization of transition obligation	(0)	See Note 16 “Pension Plans”

	63	Total before income tax
	(16)	Income tax (expense) or benefit

	¥47	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(9,622)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense
Sales or liquidation	¥6,513	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(3,109)	Total before income tax
	965	Income tax (expense) or benefit

	¥(2,144)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥23	Interest expense
Foreign exchange contracts	164	Interest expense/Other (income) and expense
Foreign currency swap agreements	3,080	Interest expense/Other (income) and expense

	3,267	Total before income tax
	(779)	Income tax (expense) or benefit

	¥2,488	Net of tax